PROVISIONS - Narrative (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of other provisions [line items]
Long service leave	$ 6,356	$ 5,812
Current provision for long service leave	5,187	4,391
Macassa Mine Complex
Disclosure of other provisions [line items]
Additional reclamation work provision	$ 6,676	$ 10,427	$ 14,000